Accrued Liabilities	12 Months Ended
Dec. 31, 2020
Accrued Liabilities [Abstract]
Accrued Liabilities	Accrued Liabilities
Accrued liabilities are comprised of the following:

	December 31,
	2019	2020
Interest on long-term debt	$1,588	$837
Vessels’ operating and voyage expenses	4,223	3,385
Commissions	176	195
Interest on derivatives and other finance expenses	511	145
General and administrative expenses	97	101
Total	$6,595	$4,663